SEI INSTITUTIONAL MANAGED TRUST

Small/Mid Cap Equity Fund
Small Cap Growth Fund
Small Cap Value Fund
Tax-Managed Large Cap Fund

Supplement Dated November 9, 2006
to the Class A Shares Prospectus Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Small/Mid Cap Equity and Small Cap Growth Funds

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Small/Mid Cap Equity Funds. In the sub-section entitled "Small/Mid Cap Equity Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at PanAgora manages the portion of the Small/Mid Cap Equity Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Kenneth Masse, CFA, and Sanjoy Ghosh, Ph.D. Mr. Sorensen, President and CEO, is responsible for the firm's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm's dynamic equity strategies. Mr. Masse, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, Portfolio Manager, is also responsible for the firm's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

In the sub-section entitled "Small Cap Growth Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at PanAgora manages the portion of the Small Cap Growth Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Kenneth Masse, CFA, and Sanjoy Ghosh, Ph.D. Mr. Sorensen, President and CEO, is responsible for the firm's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm's dynamic equity strategies. Mr. Masse, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, Portfolio Manager, is also responsible for the firm's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

There are no other changes to the sub-advisers of the Small/Mid Cap Equity and Small Cap Growth Funds.

Change in Sub-Advisers for the Small Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value Fund. In the sub-section entitled "Small Cap Value Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added:

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at PanAgora manages the portion of the Small Cap Value Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Kenneth Masse, CFA, and Sanjoy Ghosh, Ph.D. Mr. Sorensen, President and CEO, is responsible for the firm's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm's dynamic equity strategies. Mr. Masse, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, Portfolio Manager, is also responsible for the firm's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

Weiss, Peck & Greer Investments: Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to WPG. Richard Shuster, Head of the WPG small cap value team and Senior Portfolio Manager, and Gregory Weiss, Portfolio

Manager, are responsible for all investment decisions regarding the Small Cap Value Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Stephen Lee, Senior Vice President and Trader, and Shirley Szeto, Associate, Trader and Portfolio Assistant. Messrs. Shuster and Weiss joined WPG in 1999 to head the firm's small cap value team. Previously, Mr. Shuster ran his own small cap value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman and Mr. Lee both joined the firm in 1998 as research analysts specializing in financial services. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a research associate with Smith Barney and one year with Prudential Securities.

There are no other changes to the sub-advisers of the Small Cap Value Fund.

Change in Sub-Adviser for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Large Cap Fund. In the sub-section entitled "Tax-Managed Large Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to QMA. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Daniel Carlucci, CFA, and Ted Lockwood. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. Ms. Stumpp is also involved in quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the Quantitative Core Equity team since the implementation of the process in 1996 and the inception of the international equity strategy since 2002. Mr. Xu, a Managing Director, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund and also conducts equity market research. Previously, he taught in the business school at the University of Houston. Mr. Carlucci, a Vice President, is responsible for the portfolio management and investment research for the Tax-Managed Large Cap Fund. Previously, he was a member of QMA's Value Equity team, where he assisted with the management of quantitative large-cap institutional portfolios. Mr. Lockwood, a Managing Director, is responsible for the portfolio management and investment research for the Tax-Managed Large Cap Fund. Previously, he was with AT&T as a member of the technical staff at AT&T Bell Laboratories. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Carlucci and Mr. Lockwood were employed by Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1984 and 1998, respectively. QMA is a subsidiary of PIM.

There are no other changes to the sub-advisers of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-424 (11/06)

SEI INSTITUTIONAL MANAGED TRUST

Small/Mid Cap Equity Fund
Small Cap Growth Fund
Small Cap Value Fund

Supplement Dated November 9, 2006
to the Class I Shares Prospectus Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Small/Mid Cap Equity and Small Cap Growth Funds

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Small/Mid Cap Equity Funds. In the sub-section entitled "Small/Mid Cap Equity Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at PanAgora manages the portion of the Small/Mid Cap Equity Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Kenneth Masse, CFA, and Sanjoy Ghosh, Ph.D. Mr. Sorensen, President and CEO, is responsible for the firm's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm's dynamic equity strategies. Mr. Masse, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, Portfolio Manager, is also responsible for the firm's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

In the sub-section entitled "Small Cap Growth Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small Cap Growth Funds. A team of investment professionals at PanAgora manages the portion of the Small Cap Growth Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Kenneth Masse, CFA, and Sanjoy Ghosh, Ph.D. Mr. Sorensen, President and CEO, is responsible for the firm's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm's dynamic equity strategies. Mr. Masse, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, Portfolio Manager, is also responsible for the firm's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

There are no other changes to the sub-advisers of the Small/Mid Cap Equity and Small Cap Growth Funds.

Change in Sub-Advisers for the Small Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value Fund. In the sub-section entitled "Small Cap Value Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added:

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at PanAgora manages the portion of the Small Cap Value Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Kenneth Masse, CFA, and Sanjoy Ghosh, Ph.D. Mr. Sorensen, President and CEO, is responsible for the firm's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm's dynamic equity strategies. Mr. Masse, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, Portfolio Manager, is also responsible for the firm's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

Weiss, Peck & Greer Investments: Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to WPG. Richard Shuster, Head of the WPG small cap value team and Senior Portfolio Manager, and Gregory Weiss, Portfolio Manager, are responsible for all investment decisions regarding the Small Cap Value Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Stephen Lee, Senior Vice

President and Trader, and Shirley Szeto, Associate, Trader and Portfolio Assistant. Messrs. Shuster and Weiss joined WPG in 1999 to head the firm's small cap value team. Previously, Mr. Shuster ran his own small cap value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman and Mr. Lee both joined the firm in 1998 as research analysts specializing in financial services. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a research associate with Smith Barney and one year with Prudential Securities.

There are no other changes to the sub-advisers of the Small Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-423 (11/06)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated November 9, 2006
to the Class Y Shares Prospectus Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to QMA. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Daniel Carlucci, CFA, and Ted Lockwood. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. Ms. Stumpp is also involved in quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the Quantitative Core Equity team since the implementation of the process in 1996 and the inception of the international equity strategy since 2002. Mr. Xu, a Managing Director, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund and also conducts equity market research. Previously, he taught in the business school at the University of Houston. Mr. Carlucci, a Vice President, is responsible for the portfolio management and investment research for the Tax-Managed Large Cap Fund. Previously, he was a member of QMA's Value Equity team, where he assisted with the management of quantitative large-cap institutional portfolios. Mr. Lockwood, a Managing Director, is responsible for the portfolio management and investment research for the Tax-Managed Large Cap Fund. Previously, he was with AT&T as a member of the technical staff at AT&T Bell Laboratories. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Carlucci and Mr. Lockwood were employed by Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1984 and 1998, respectively. QMA is a subsidiary of PIM.

There are no other changes to the sub-advisers of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Small/Mid Cap Equity Fund
Small Cap Growth Fund
Small Cap Value Fund
Tax-Managed Large Cap Fund

Supplement Dated November 9, 2006
to the Statement of Additional Information ("SAI") Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Advisers for the Small/Mid Cap Equity, Small Cap Growth, Small Cap Value and Tax-Managed Large Cap Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small/Mid Cap Equity, Small Cap Growth, Small Cap Value and Tax-Managed Large Cap Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraphs are hereby added:

PANAGORA ASSET MANAGEMENT, INC.—PanAgora Asset Management, Inc. ("PanAgora") serves as a sub-adviser to the Small Cap Growth, Small Cap Value and Small/Mid Cap Equity Funds. PanAgora, a Delaware Corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance (NLI). Putnam Investments, the majority owner, owns 80% of voting shares, and NLI owns the remaining 20% of voting shares.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC—Quantitative Management Associates LLC ("QMA") serves as a sub-adviser to a portion of the assets of the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which, in turn, is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company that was formed in 2003.

WEISS, PECK & GREER INVESTMENTS—Weiss, Peck & Greer Investments ("WPG") serves as a sub-adviser to a portion of the assets of the Small Cap Value Fund. WPG is a Delaware limited liability company founded in 1970. In September 1998, WPG was acquired by Robeco Groep, N.V. ("Robeco Group"), a global investment management company headquartered in Rotterdam, the Netherlands. Within the Robeco Group structure, WPG is a division of Robeco USA LLC, which is wholly owned by Robeco USA Inc./dba Robeco Investment Management.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added:

PanAgora

Compensation.  SIMC pays PanAgora a fee based on the assets under management of the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between PanAgora and SIMC. PanAgora pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds. The following information relates to the period ended September 30, 2006.

All of PanAgora's investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses, which can exceed 100% of salary. All employees are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not the revenue associated with these accounts.

PanAgora's employees are included in the Equity Partnership Plan offered by their parent company, Putnam Investments. Under the terms of the Plan, up to 15% of the equity in the parent company may be issued in new, non-voting shares and distributed to company professionals.

Ownership of Fund Shares.  As of September 30, 2006, PanAgora's portfolio managers did not beneficially own any shares of the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds.

Other Accounts.  As of September 30, 2006, in addition to the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds, PanAgora's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Eric Sorensen	#	$—	#		$—	#		$—
Ronald Hua	2	$124,452,456	13	*	$1,099,700,477	20	*	$5,081,603,318
Kenneth A. Masse	2	$124,452,456	13	*	$1,099,700,477	20	*	$5,081,603,318
Sanjoy Ghosh	2	$124,452,456	13	*	$1,099,700,477	20	*	$5,081,603,318

#  Eric Sorensen is CEO of PanAgora and as such has oversight of the Firms accounts.

*  Certain accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests.  The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include retirement plans and separately managed accounts, as well as incubated accounts. The Other Accounts might have similar investment objectives as the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, PanAgora does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, PanAgora believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds. Because of their positions with the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds, the portfolio managers know the size, timing and possible market impact of Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds. However, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds. This conflict of interest may be exacerbated to the extent that PanAgora or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds. Notwithstanding this theoretical conflict of interest, it is PanAgora's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds, such securities might not be suitable for the Small Cap Value, Small Cap Growth and Small/Mid Cap Equity Funds given their investment objectives and related restrictions.

QMA

Compensation.  SIMC pays QMA a fee based on the assets under management of the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between QMA and SIMC. QMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended September 30, 2006.

QMA's investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and a long-term incentive grant. The salary component is based on market data relative to similar positions within the industry as well as the past performance, experience and responsibility of the individual.

The size of the annual cash bonus pool is determined quantitatively based on two primary factors: (i) investment performance (pre-tax) of portfolios on a one year and three year basis relative to appropriate market peer groups or benchmarks, and (ii) business results as measured by QMA's pre-tax net income, based on planned and reasonably anticipated expenses. QMA regularly benchmarks its compensation program against leading asset management firms to monitor competitiveness.

An investment professional's long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the annual performance of certain QMA advised accounts, and (ii) 20% of the value of the grant consists of stock options and restricted stock of Prudential Financial, Inc. (QMA's ultimate parent company). The size of the long-term incentive pool is determined by Prudential Financial based on a percentage of the aggregate compensation of QMA's eligible employees. The long-term incentive grants are subject to vesting requirements.

Each investment professional's incentive compensation payment including the annual cash bonus and long-term incentive grant, is primarily determined by how significantly he/she contributes to delivering investment performance to clients consistent with portfolio objectives, guidelines, and risk parameters, as well as the individual's qualitative contributions to the organization.

Investment professional compensation is not directly linked to the performance of the Large Cap Diversified Alpha, Large Cap Growth or Tax-Managed Large Cap Funds.

Ownership of Fund Shares.  As of September 30, 2006, QMA's portfolio managers did not beneficially own any shares of the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds.

Other Accounts.  As of September 30, 2006, in addition to the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds, QMA's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles**		Other Accounts**
Portfolio Manager	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets
Margaret Stumpp	19	$13,298,256,920	25	$6,191,051,498	98	$19,701,003,485
Ted Lockwood	18	$13,184,380,299	21	$5,392,182,689	96	$18,150,604,560
Mitchell Stern	12	$6,101,327,539	19	$5,324,520,132	44	$10,656,004,298
Peter Xu	12	$6,101,327,539	18	$5,324,520,132	43	$10,592,946,737
Devang Gambhirwala	12	$6,101,327,539	19	$5,324,520,132	44	$10,656,004,298
Daniel Carlucci	12	$6,101,327,539	18	$5,324,520,132	43	$10,592,946,737

*  Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

**  Other Pooled Investment Vehicles includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. Other Accounts includes single client accounts, managed accounts (which are counted as one account per managed account platform), and other non-commingled accounts of affiliates.

***  6 of these accounts with aggregate assets of $1,731,682,640 are subject to performance-based advisory fees.

Conflicts of Interests.  QMA is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. and as such is part of a full-scale global financial services organization, affiliated with insurance companies, investment advisers and broker-dealers. QMA portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts and various pooled investment vehicles. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. QMA aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients including the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds.

Management of multiple accounts and funds side-by-side may raise potential conflicts of interest relating to the allocation of investment opportunities, the aggregation and allocation of trades, and cross trading. QMA has developed policies and procedures designed to address these potential conflicts of interest.

There may be restrictions imposed by law, regulation or contract regarding how much, if any, of a particular security QMA may purchase or sell on behalf of the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds, as well as to the timing of such purchase or sale. Such restrictions may come into play as a result of QMA's relationship with Prudential Financial and other affiliates. Also, QMA may come into possession of material, non-public information with respect to a particular issuer and as a result be unable to execute purchase or sale transactions in securities of such issuer for the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds. QMA generally is able to avoid a variety of potential conflicts due to the possession of material, non-public information by maintaining "information barriers" to prevent the transfer of information between affiliates.

Certain affiliates of QMA develop and may publish credit research that is independent from the research developed within QMA. QMA may hold different opinions on the investment merits of a given security, issuer or industry such that QMA may be purchasing or holding a security for the Large Cap Diversified Alpha, Large Cap Growth or Tax-Managed Large Cap Fund and an affiliated entity may be selling or recommending sale of the same security or other securities of the issuer. Conversely, QMA may be selling a security for the Large Cap Diversified Alpha, Large Cap Growth or Tax-Managed Large Cap Fund and an affiliated entity may be purchasing or recommending a buy of the same security or other securities of the same issuer. In addition, QMA's affiliated brokers or investment advisers may be executing transactions in the market in the same securities as the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds at the same time.

With respect to the management of the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds, QMA may cause securities transactions to be executed concurrently with authorizations to purchase or sell the same securities for Other Accounts managed by QMA, including proprietary accounts or accounts of affiliates. In these instances, the executions of purchases or sales, where possible, are allocated equitably among the various accounts (including the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds).

QMA may buy or sell, or may direct or recommend that another person buy or sell, securities of the same kind or class that are purchased or sold for the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds, at a price which may be different from the price of the securities purchased or sold for the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds. In addition, QMA may, at any time, execute trades of securities of the same kind or class in one direction for an account and trade in the opposite direction or not trade for any Other Account, including the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds, due to differences in investment strategy or client direction.

The fees charged to advisory clients by QMA may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of a portfolio being managed, the relationship with the client, the origination and service requirements and the asset class involved. Fees may also differ based on account type (e.g., commingled accounts, trust accounts, insurance company separate accounts, and corporate, bank or trust-owned life insurance products). Fees are negotiable so one client with similar investment objectives or goals may be paying a higher fee than another client. Fees paid by certain clients may also be higher due to performance based fees which increase based on the performance of a portfolio above an established benchmark. Also, large clients generate more revenue for QMA than do smaller accounts. A portfolio manager may be faced with a conflict of interest when allocating scarce investment opportunities given the benefit to QMA of favoring accounts that pay a higher fee or generate more income for QMA. To address this conflict of interest, QMA has adopted allocation policies as well as supervisory procedures that are intended to fairly allocate investment opportunities among competing client accounts.

Conflicts of interest may also arise regarding proxy voting. A committee of senior business representatives, together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interest relating to proxy voting.

Conflicts of interest may also arise in connection with securities holdings. Prudential Financial, the general account of The Prudential Insurance Company of America, QMA's proprietary accounts and accounts of other affiliates collectively, the "Affiliated Accounts" may at times have various levels of financial or other interests, including but not limited to portfolio holdings, in companies whose securities may be held or purchased or sold in QMA's client accounts. These financial interests may at any time be in potential or actual conflict or may be inconsistent with positions held or actions taken by QMA on behalf of its client accounts. These interests can include loan servicing, debt or equity financing, services related to advising on merger and acquisition issues, strategic corporate relationships or investments and the offering of investment advice in various forms. Thus QMA may invest client assets in the securities of companies with which QMA or an affiliate of QMA has a financial relationship, including investment in the securities of companies that are advisory clients of QMA.

It is anticipated that there will be situations in which the interests of a client account in a portfolio company may conflict with the interests of one or more Affiliated Accounts or other client accounts managed by QMA or its affiliates. This may occur because Affiliated Accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as the client account but at different levels in the capital structure. While these conflicts cannot be eliminated, QMA has implemented policies and procedures designed to ensure that, notwithstanding these conflicts, investments of its clients are managed in their best interests.

Portfolio managers may advise Affiliated Accounts. In addition, the value of a portion of the long-term incentive grant of certain investment professionals will increase or decrease based on the annual performance of certain advised accounts of QMA (the "LT Accounts") over a defined time period. As a result of (i) the management of the Affiliated Accounts, and (ii) long-term compensation reflecting the performance of the LT Accounts, QMA's portfolio managers from time to time have certain direct and indirect financial interests in the accounts they advise. To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to ensure that each of QMA's client accounts, and each Affiliated Account or LT Account, is managed in a manner that is consistent with its investment objectives, investment strategies and restrictions, as well as with QMA's fiduciary obligations.

QMA also engages in short sales for certain of its advisory clients (i.e. the sale of a borrowed security). For these clients, QMA may take a short position in securities that are held long in other client portfolios. QMA has adopted documentation and monitoring requirements to address the conflicts of interest that arise due to the management of long-short portfolios alongside long-only portfolios.

In addition, portfolio managers may advise proprietary accounts, affiliates' accounts and the general account of The Prudential Insurance Company of America ("Prudential's General Account," and together with QMA's proprietary accounts and affiliates' accounts, "QMA's Affiliated Accounts"). QMA's portfolio managers may have a financial interest in the accounts they advise, either directly or indirectly. To address potential conflicts of interest, QMA has procedures, including supervisory review procedures, designed to ensure that to the extent that client accounts are managed differently from QMA's Affiliated Accounts, each of the client accounts, including the Large Cap Diversified Alpha, Large Cap Growth and Tax-Managed Large Cap Funds, and each of QMA's Affiliated Accounts, is managed in a manner that is consistent with its investment objectives, investment strategies and restrictions, as well as with QMA's fiduciary obligations.

QMA follows Prudential Financial's policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and ensure avoidance, disclosure or mitigation of each and every situation in which a conflict may arise.

WPG

Compensation.  SIMC pays WPG a fee based on the assets under management of the Small Cap Value Fund as set forth in an investment sub-advisory agreement between WPG and SIMC. WPG pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value Fund. The following information relates to the period ended September 30, 2006.

WPG's portfolio managers' compensation is generally comprised of a base salary and a discretionary bonus. The discretionary bonus is based upon the unique structure of each team and consideration may be given to one or more of the following criteria, depending on the team.

• Individual Contribution: a subjective evaluation of the professional's individual contribution to team investment results as well as the individual's success at meeting goals and objectives established at the beginning of each year;

• Product Investment Performance: the performance of the investment product(s) versus a pre-designed index;

• Financial Measures: a percentage of certain financial measures;

• Investment Group Financial Performance: the financial results and/or revenues of the portfolio manager's investment group; and

• Firm Financial Performance: the overall financial performance of WPG.

Compensation for portfolio managers who are also members of Robeco USA's senior management team is typically derived from a base salary and a discretionary bonus. The bonus is largely tied to firm financial performance against established goals and aligned with the primary focus on investment performance results versus benchmarks.

Certain investment professionals receive a profit participation interest in Robeco Investment Management. These interests represent 20% of the value of the future growth of the firm and vesting periods span three years. In addition, full time investment professionals are eligible for the Robeco Investment Management special profit sharing contribution plan after one full year of service.

Ownership of Fund Shares.  As of September 30, 2006, WPG's portfolio managers did not beneficially own any shares of the Small Cap Value Fund.

Other Accounts.  As of September 30, 2006, in addition to the Small Cap Value Fund, WPG's portfolio maangers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Portfolio Management Team (Richard Schuster, Gregory Weiss, Brian Rohman, Gregory Cipolaro, Stephen Lee and Shirley Szeto)	1	$52,000,000	3	$130,000,000	11	$37,000,000

Conflicts of Interests.  The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Value Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts may include, but are not limited to, proprietary accounts, separately managed institutional and high net worth accounts and pooled investment vehicles. The Other Accounts might have similar investment objectives as the Small Cap Value Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Value Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, WPG does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, WPG believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Value Fund. Because of their positions with the Small Cap Value Fund, the portfolio managers know the size, timing and possible market impact of Small Cap Value Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Value Fund. However, WPG has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap Value Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Value Fund. This conflict of interest may be exacerbated to the extent that WPG or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap Value Fund. Notwithstanding this theoretical conflict of interest, it is WPG's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, WPG has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Account securities that differ in identity or quantity from securities bought for the Small Cap Value Fund, such securities might not be suitable for the Small Cap Value Fund given its investment objectives and related restrictions.

There are no other changes to the sub-advisers of the Small/Mid Cap Equity, Small Cap Growth, Small Cap Value and Tax-Managed Large Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-425 (11/06)